Statement Of Shareholders' Equity (Deficit) - USD ($)	Total	Public Warrants [Member]	Private Placement [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Public Warrants [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Accumulated Deficit [Member]	Class A Common Stock Subject To Possible Redemption [Member]	Class A Common Stock Subject To Possible Redemption [Member] Common Stock [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class A [Member] Common Stock [Member] Private Placement [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member]
Beginning Balance at Jan. 20, 2021	$ 0				$ 0			$ 0				$ 0			$ 0
Beginning Balance (in Shares) at Jan. 20, 2021										0		0			0
Class B common stock issued to Sponsor	25,000				24,569										$ 431
Class B common stock issued to Sponsor (in Shares)															4,312,500
Issuance of private placement units (Value)			$ 4,638,820				$ 4,638,774						$ 46
Issuance of private placement units (Shares)													463,882
Issuance of Class A Common stock, net of issuance costs of $9,905,857 (Value)										$ 140,738,518
Issuance of Class A Common stock, net of issuance costs of $9,905,857 (Shares)										15,444,103
Issuance of Public Warrants, net of issuance costs of $239,247		$ 3,399,132				$ 3,399,132
Capital contribution by the Sponsor through transfer of Class B shares	1,186,448				1,186,448
Fair value of underwriter's overallotment options exercised	28,317				28,317
Accretion to redemption value of Class A Common stock subject to possible redemption	$ (13,702,512)			$ 13,702,512	(9,277,240)			(4,425,272)
Forfeiture of Founder Shares related to unexercised portion of underwriter's overallotment option (Value)								45							$ (45)
Forfeiture of Founder Shares related to unexercised portion of underwriter's overallotment option (Shares)	451,474													451,474	(451,474)
Change in redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned	$ (8,091)							(8,091)		$ 8,091
Net Income (loss)	(329,382)							(329,382)	$ (209,176)		$ (6,286)			$ (113,920)
Ending Balance at Dec. 31, 2021	(4,762,268)				0			(4,762,700)		$ 154,449,121		$ 46			$ 386
Ending Balance (in Shares) at Dec. 31, 2021										15,444,103		463,882			3,861,026
Class B common stock issued to Sponsor (in Shares)														25,000
Change in redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned	(1,460,408)							(1,460,408)		$ 1,460,408
Net Income (loss)	204,997							204,997	$ 160,151		$ 4,809			$ 40,037
Ending Balance at Dec. 31, 2022	$ (6,017,679)				$ 0			$ (6,018,111)		$ 155,909,529		$ 46			$ 386
Ending Balance (in Shares) at Dec. 31, 2022										15,444,103		463,882			3,861,026